Segment and geographic information	12 Months Ended
Mar. 31, 2016
Segment and geographic information

17.    Segment and geographic information:

Operating segments are components of the NTT Group 1) that engage in business activities, 2) whose operating results are regularly reviewed by NTT Group’s chief operating decision maker to make decisions on the allocation of financial resources and to evaluate business performance, and 3) for which discrete financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Operating revenue:

Year Ended March 31	2014	2015	2016
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,129,362	¥3,032,292	¥2,908,249
Intersegment	442,948	473,227	499,604

Total	3,572,310	3,505,519	3,407,853
Long distance and international communications business—
External customers	1,713,439	1,906,784	2,161,391
Intersegment	96,463	91,857	89,532

Total	1,809,902	1,998,641	2,250,923
Mobile communications business—
External customers	4,422,614	4,340,317	4,483,666
Intersegment	38,589	43,080	43,459

Total	4,461,203	4,383,397	4,527,125
Data communications business—
External customers	1,221,481	1,401,348	1,512,842
Intersegment	122,374	109,671	103,994

Total	1,343,855	1,511,019	1,616,836
Other—
External customers	438,278	414,576	474,849
Intersegment	890,248	857,664	819,617

Total	1,328,526	1,272,240	1,294,466
Elimination	(1,590,622)	(1,575,499)	(1,556,206)

Consolidated total	¥10,925,174	¥11,095,317	¥11,540,997

Segment profit:

Year Ended March 31	2014	2015	2016
	Millions of yen
Segment profit:
Regional communications business	¥127,240	¥168,860	¥264,957
Long distance and international communications business	127,476	113,568	96,688
Mobile communications business	817,230	635,751	788,362
Data communications business	67,916	86,361	112,739
Other	56,098	67,481	74,042

Total segment profit	1,195,960	1,072,021	1,336,788
Elimination	17,693	12,545	11,361

Consolidated operating income	1,213,653	1,084,566	1,348,149
Other income	172,082	49,408	68,088
Other expenses	91,540	67,345	86,978

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,294,195	¥1,066,629	¥1,329,259

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥203	¥(59)	¥544
Long distance and international communications business	1,895	916	46
Mobile communications business	(78,311)	(14,798)	(8,648)
Data communications business	228	87	124
Other	25,193	19,743	13,706

Consolidated total	¥(50,792)	¥5,889	¥5,772

Segment assets:

As of March 31	2014	2015	2016
	Millions of yen
Segment Assets:
Regional communications business	¥7,162,076	¥7,041,285	¥6,995,750
Long distance and international communications business	2,314,780	2,609,666	2,762,138
Mobile communications business	7,676,820	7,326,360	7,341,102
Data communications business	1,774,562	1,930,349	1,981,578
Other	10,664,076	10,589,357	10,932,317

Total segment assets	29,592,314	29,497,017	30,012,885
Elimination	(9,307,365)	(8,794,590)	(8,976,954)

Consolidated total	¥20,284,949	¥20,702,427	¥21,035,931

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 9.

Other significant items:

Year Ended March 31	2014	2015	2016
	Millions of yen
Depreciation and amortization:
Regional communications business	¥751,906	¥734,518	¥699,686
Long distance and international communications business	149,734	162,610	177,818
Mobile communications business	719,132	663,344	629,502
Data communications business	135,358	148,927	150,242
Other	118,415	113,814	104,701

Total segment	1,874,545	1,823,213	1,761,949
Elimination	5,748	4,785	4,376

Consolidated total	¥1,880,293	¥1,827,998	¥1,766,325

Capital investments for segment assets:
Regional communications business	¥722,829	¥666,164	¥622,131
Long distance and international communications business	168,413	198,112	227,564
Mobile communications business	703,124	661,765	595,216
Data communications business	147,725	140,900	134,030
Other	150,672	150,582	108,265

Consolidated total	¥1,892,763	¥1,817,523	¥1,687,206

Point program expenses:
Regional communications business	¥7,713	¥8,803	¥1,757
Long distance and international communications business	484	1,335	685
Mobile communications business	70,837	67,705	57,832

Consolidated total	¥79,034	¥77,843	¥60,274

Impairment of long-lived assets:
Regional communications business	36	1,640	5,237
Long distance and international communications business	279	1,732	874
Mobile communications business	—	30,161	6,771
Data communications business	3,526	2,358	1,620
Other	1,897	2,848	5,319

Consolidated total	¥5,738	¥38,739	¥19,821

Goodwill and other intangible asset impairments:
Long distance and international communications business	3,068	3,464	10,484
Mobile communications business	3,119	—	2,416

Consolidated total	¥6,187	¥3,464	¥12,900

The capital investments in the above table represent the additions to fixed assets of each segment.

As indicated in “Use of estimates” in note 2, effective July 1, 2014, NTT Group has revised its estimate of the expected useful life of a part of software for telecommunications network and internal-use software based on actual utilization of the software to reflect an extended expected useful life of up to 7 years. As a result, compared with the method used prior to July 1, 2014, operating income for the mobile communications business segment for the fiscal year ended March 31, 2015 increased by ¥51,307 million.

As indicated in note 6, impairment of long-lived assets on Mobile communications business was mainly the impairment for long-lived assets of the multimedia broadcasting business for mobile devices.

Transfers between operating segments are based on the values that approximate arm’s-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information:

Year Ended March 31	2014	2015	2016
	Millions of yen
Operating revenue:
Domestic	¥9,729,179	¥9,509,891	¥9,646,185
Foreign	1,195,995	1,585,426	1,894,812

Consolidated total	¥10,925,174	¥11,095,317	¥11,540,997

Operating Revenues are classified based on the geographic location of the service and products provided. NTT Group has not disclosed foreign long-term assets, as such amounts were immaterial.

There were no operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2014, 2015 and 2016.